SEGMENT REPORTING - Sales by Type of Products (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of products and services [line items]
Sales	$ 70,615	$ 76,033	$ 68,679
Flat products
Disclosure of products and services [line items]
Sales	43,633	46,734	43,065
Long products
Disclosure of products and services [line items]
Sales	13,706	15,751	13,685
Tubular products
Disclosure of products and services [line items]
Sales	2,044	2,158	1,810
Mining products
Disclosure of products and services [line items]
Sales	1,165	1,009	985
Others
Disclosure of products and services [line items]
Sales	$ 10,067	$ 10,380	$ 9,134